Stock-Based Compensation Plans - Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Share-based Payment Arrangement [Abstract]
Stock option grants	$ 239	$ 227	$ 221
Annual director stock award	335	363	368
Stock based compensation	$ 574	$ 590	$ 589